Net Income Per Unit Basic (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerators
Partnership's net income	$ 55,410	$ 44,012	$ 99,481
Less:
Preferred unit holders' interest in Partnership's net income	11,334	14,042	18,805
General Partner's interest in Partnership's net income	$ 879	$ 593	$ 1,598
Denominators
Weighted average number of common units outstanding, basic	115,030,879	93,353,168	75,645,207
Net income per common unit:
Basic	$ 0.38	$ 0.31	$ 1.04
Basic
Numerators
Partnership's net income	$ 55,410	$ 44,012	$ 99,481
Less:
Preferred unit holders' interest in Partnership's net income	11,334	14,042	18,805
General Partner's interest in Partnership's net income	879	593	1,598
Partnership's net income allocable to unvested units	8	0	678
Common unit holders' interest in Partnership's net income	$ 43,189	$ 29,377	$ 78,400
Denominators
Weighted average number of common units outstanding, basic	115,030,879	93,353,168	75,645,207
Net income per common unit:
Basic	$ 0.38	$ 0.31	$ 1.04